Acquisitions, Goodwill and Intangible Assets (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Amortization	$ 21,500	$ 0
Construction Services, Specialist Isotopes and Related Services
Business Combination [Line Items]
Beginning Balance	0
Amortization	(21,000)
Ending Balance	409,000	$ 0
ECNP | Construction Services, Specialist Isotopes and Related Services
Business Combination [Line Items]
Trademarks	$ 430,000